The Wachovia Funds
Wachovia Money Market Fund
Wachovia Prime Cash Management Fund
Wachovia Tax-Free Money Market Fund
Wachovia U.S. Treasury Money Market Fund
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Supplement to the Prospectuses dated January 31, 2001



     Please note the following changes to the procedures described in the Funds' prospectuses under the headings "WHAT DO SHARES COST?" "HOW TO PURCHASE SHARES" "HOW TO EXCHANGE SHARES" and "HOW TO REDEEM SHARES."

     On September 13, 2001, shareholders of the Funds may purchase and redeem shares on a limited basis subject to the terms of the prospectus, except as modified below:

o Redemption orders received by 11:00 a.m. (Eastern time) will be paid on the same day, but will not include that day's dividend.

o Redemption orders received after 11:00 a.m. (Eastern time) will receive that day's dividend and the redemption proceeds will be paid on the following business day.

o Purchase orders received by 1:00 p.m. (Eastern time) will receive that day's dividend if the Funds receive payment before 1:00 p.m. (Eastern time).

o    The Funds will price their shares at 11:00 a.m. and 1:00 p.m.

o Requests to exchange into or out of the Funds will not be processed during this period.

     Beginning September 14, 2001, shareholders of the Funds may purchase and redeem shares on a limited basis on each weekday until the New York Stock Exchange ("NYSE") reopens, subject to the terms of the prospectuses, except as modified below:

o Redemption orders received by 12:00 Noon (Eastern time) will be paid on the same day, but will not include that day's dividend.

o Redemption orders received after 12:00 Noon (Eastern time) will receive that day's dividend and the redemption proceeds will be paid on the following business day.

o Purchase orders received by 1:00 p.m. (Eastern time) will receive that day's dividend if the Funds receive payment before 1:00 p.m. (Eastern time).

o During this period, each Fund's will price their shares each weekday at 11:00 a.m., 12:00 Noon and 1:00 p.m.

o Requests to exchange into or out of the Funds will not be processed during this period.

     Other terms for purchasing and redeeming shares remain as stated in each Fund's prospectus.

     Once the NYSE reopens, the terms set forth in this supplement will expire and shares of the Funds may be purchased, redeemed and exchanged at the times stated in their current prospectuses.

                                                              September 13, 2001

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Federated Securities Corp., Distributor